Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 4 - INTANGIBLE ASSETS

On December 31, 2019, the Company entered into a series of integrated transactions to license the Platforms from CIMA, through CIMA’s wholly owned subsidiaries Knetik, and Auris (the “Transaction Closing”) pursuant to that certain Platform License Agreement, dated December 31, 2019 by and among (i) the Company, (ii) CIMA, (iii) Knetik and (iv) Auris (the “License Agreement”) and the various other agreements. Under the License Agreement Cima received a one-time licensing fee in the amount of $9,000 in the form of a convertible note that may be converted, at the option of Cima, into up to 25% of the total shares of Common Stock of the Company, par value $0.001 per share (the “Common Stock”) on a fully diluted basis as of December 31, 2019.

The acquired intangible assets that consisted of perpetual software license had an estimated fair value of $9,000. The Company will amortize the intangible assets on a straight-line basis over their expected useful life of 60 months. Identifiable intangible assets were recorded as follows:

Asset	Amount	Life (months)
Intangible Assets	$9,000	60
Total	$9,000	60

Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values and reviewed periodically for impairment.

On March 5, 2021, the Company purchased the domain www.cuentas.com in consideration of $47. The Company will amortize the intangible assets on a straight-line basis over their expected useful life of 60 months. Identifiable intangible assets were recorded as follows:

Asset	Amount	Life (months)
Intangible Assets	$47	60
Total	$47	60

Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values and reviewed periodically for impairment.

Amortization of intangible assets for each of the next five years and thereafter is expected to be as follows:

Year ended December 31,
2023	$10
2024	10
2025	8
Total	$28

Amortization expense was $1,810 for the year ended December 31, 2022, and $1,809 for the year ended December 31, 2021, respectively. Amortization expense for each period is included in operating expenses. During the year ended December 31, 2022, the Company recorded an impairment charges related to the acquired intangible assets that consisted of perpetual software license in the amount of $3,600.